Earnings / (loss) per share calculation (Tables)	9 Months Ended
Oct. 31, 2018
Earnings per share [abstract]
Earnings / (loss) per share calculation
The calculation of earnings / (loss) per share is based on the following data:

	Three months ended October 31, 2018	Three months ended October 31, 2017	Nine months ended October 31, 2018	Nine months ended October 31, 2017
		(Adjusted*)		(Adjusted*)
	000s	000s	000s	000s
(Loss) / profit for the period	(£8,128)	(£865)	£12,686	(£8,907)

Weighted average number of ordinary shares for basic (loss) / earnings per share	82,144	65,994	80,282	63,270
Effect of dilutive potential ordinary shares (share options and warrants)	—	—	527	—
Weighted average number of ordinary shares for diluted earnings per share	82,144	65,994	80,809	63,270

Basic (loss) / earnings per ordinary share from operations £	(0.10)	(0.01)	0.16	(0.14)
Diluted earnings per ordinary share from operations £	(0.10)	(0.01)	0.16	(0.14)